Notes to the Consolidated Financial Statements - Russian-Ukrainian conflict (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements
Asset impairments recorded in net income, TotalEnergies share		$ (2,166)	$ (15,743)	$ (910)
Equity accounted investments	$ 25,895	25,895	24,156	$ 26,521
Russia
Statements
Asset impairments recorded in net income, TotalEnergies share			$ (14,756)
Arctic LNG 2 LLC
Statements
Stake held in associate (as a percent)	10.00%
Novatek
Statements
Stake held in associate (as a percent)	19.40%
Yamal LNG
Statements
Equity accounted investments	$ 4,560	$ 4,560